Discontinued Operations - Schedule of Discontinued Operations Balance Sheet (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Discontinued Operations and Disposal Groups [Abstract]
Accounts Receivable	$ 0	$ 0
Prepaid expenses and deposits	0	26,195
Total current assets	0	26,195
Property, plant and equipment	0	0
Deferred tax assets	0	0
Total assets	0	26,195
Accounts payable and accrued liabilities	250,000	300,000
Lease inducement	0	0
Total liabilities	$ 250,000	$ 300,000